Interim Condensed Consolidated Statements of Financial Position - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Intangible assets and goodwill	€ 25,072	€ 25,155
Property, plant and equipment	201,650	204,946
Right-of-use assets	36,761	39,706
Other assets	1,506	1,514
Deferred tax assets	4,114	5,092
Total non-current assets	269,103	276,412
Current assets
Assets held for sale	1,500	1,597
Inventories	541	541
Trade receivables	409	14,077
Contract assets		2,764
Other financial assets	3,111	3,622
Prepaid expenses and other assets	14,220	16,271
Current tax assets	7,293	5,794
Cash and cash equivalents	392,703	481,748
Total current assets	419,777	526,414
Total assets	688,880	802,827
Equity
Issued capital	27,021	26,921
Capital reserve	2,075,091	2,073,444
Accumulated deficit	(1,515,440)	(1,403,796)
Other comprehensive income	(305)	39
Total equity	586,367	696,608
Non-current liabilities
Lease liabilities	31,147	33,644
Contract liabilities	174
Deferred tax liabilities	227	227
Other liabilities	2,946
Total non-current liabilities	34,495	33,871
Current liabilities
Lease liabilities	4,885	5,321
Trade and other payables	7,581	17,272
Provisions	1,000	1,956
Other liabilities	36,302	29,545
Income taxes payable	18,249	18,254
Total current liabilities	68,018	72,348
Total liabilities	102,512	106,219
Total equity and liabilities	€ 688,880	€ 802,827